Net Income (Loss) Per Share - Narrative (Details)	May 13, 2024 shares
Earnings Per Share Basic And Diluted [Line Items]
Shares issued to Lionsgate (in shares)	253,435,794
LIONSGATE STUDIOS CORP [Member]
Earnings Per Share Basic And Diluted [Line Items]
Shares issued to Lionsgate (in shares)	253,400,000